UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      P. SCHOENFELD ASSET MANAGEMENT LP

Address:   1350 Avenue of the Americas, 21st Floor New York, NY 10019


Form 13F File Number: 28-6394


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Dhananjay Pai
Title:  Chief Operating Officer
Phone:  (212) 649-9500

Signature,  Place,  and  Date  of  Signing:

/s/ Dhananjay Pai                  New York, New York                 2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              85

Form 13F Information Table Value Total:  $    1,115,236
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
D ACTIVISION BLIZZARD INC      COM              00507V109    11682  1100000 SH  CALL SOLE                1100000      0    0
D ADVANCE AUTO PARTS INC       COM              00751Y106     1519    21000 SH       SOLE                  21000      0    0
D ALEXANDRIA REAL ESTATE EQ IN COM              015271109     7715   111300 SH       SOLE                 111300      0    0
D ALTERRA CAPITAL HOLDINGS LIM COM              G0229R108     9585   340000 SH       SOLE                 340000      0    0
D AMERICAN INTL GROUP INC      COM NEW          026874784    36406  1031333 SH       SOLE                1031333      0    0
D AMERICAN INTL GROUP INC      COM NEW          026874784    19094   540900 SH  CALL SOLE                 540900      0    0
D AMERICAN TOWER CORP NEW      COM              03027X100      760     9838 SH       SOLE                   9838      0    0
D ARBITRON INC                 COM              03875Q108    20918   448124 SH       SOLE                 448124      0    0
D ARCH COAL INC                COM              039380100     3294   450000 SH  CALL SOLE                 450000      0    0
D ASIAINFO-LINKAGE INC         COM              04518A104    13826  1274324 SH       SOLE                1274324      0    0
D ASIAINFO-LINKAGE INC         COM              04518A104     3472   320000 SH  CALL SOLE                 320000      0    0
D AVALONBAY CMNTYS INC         COM              053484101     3525    26000 SH       SOLE                  26000      0    0
D BOB EVANS FARMS INC          COM              096761101     1487    37000 SH       SOLE                  37000      0    0
D BOSTON PROPERTIES INC        COM              101121101     5185    49000 SH       SOLE                  49000      0    0
D CASEYS GEN STORES INC        COM              147528103     1859    35000 SH       SOLE                  35000      0    0
D CLEARWIRE CORP NEW           CL A             18538Q105     2442   845000 SH  CALL SOLE                 845000      0    0
D COMVERSE INC                 COM              20585P105      678    23760 SH       SOLE                  23760      0    0
D COMVERSE TECHNOLOGY INC      COM PAR $0.10    205862402      871   226764 SH       SOLE                 226764      0    0
D CONSTELLATION BRANDS INC     CL A             21036P108     8688   245500 SH  PUT  SOLE                 245500      0    0
D CORRECTIONS CORP AMER NEW    COM NEW          22025Y407    14457   407590 SH       SOLE                 407590      0    0
D COVENTRY HEALTH CARE INC     COM              222862104    29471   657397 SH       SOLE                 657397      0    0
D CREXUS INVT CORP             COM              226553105     9369   764806 SH       SOLE                 764806      0    0
D CROWN CASTLE INTL CORP       COM              228227104     3088    42800 SH       SOLE                  42800      0    0
D CYMER INC                    COM              232572107    66552   735950 SH       SOLE                 735950      0    0
D DARDEN RESTAURANTS INC       COM              237194105     1442    32000 SH       SOLE                  32000      0    0
D DIGITAL RLTY TR INC          COM              253868103     2037    30000 SH       SOLE                  30000      0    0
D DISH NETWORK CORP            CL A             25470M109    24920   684628 SH       SOLE                 684628      0    0
D EASTGROUP PPTY INC           COM              277276101     2260    42000 SH       SOLE                  42000      0    0
D ELOQUA INC                   COM              290139104     1776    75294 SH       SOLE                  75294      0    0
D ENERNOC INC                  COM              292764107    10575   900000 SH       SOLE                 900000      0    0
D EPR PPTYS                    CONV PFD 9% SR E 26884U307     2399    80921 SH       SOLE                  80921      0    0
D EQUITY LIFESTYLE PPTYS INC   COM              29472R108     9737   144700 SH       SOLE                 144700      0    0
D ESSEX PPTY TR INC            COM              297178105     3666    25000 SH       SOLE                  25000      0    0
D FAMILY DLR STORES INC        COM              307000109     1902    30000 SH       SOLE                  30000      0    0
D FOCUS MEDIA HLDG             SPONSORED ADR    34415V109     6418   250000 SH       SOLE                 250000      0    0
D FOREST LABS INC              COM              345838106     1726    48875 SH       SOLE                  48875      0    0
D GARDNER DENVER INC           COM              365558105     3425    50000 SH       SOLE                  50000      0    0
D GARDNER DENVER INC           COM              365558105     3425    50000 SH  PUT  SOLE                  50000      0    0
D GEOEYE INC                   COM              37250W108     3942   128285 SH       SOLE                 128285      0    0
D HIGHWOODS PPTYS INC          COM              431284108     3970   118685 SH       SOLE                 118685      0    0
D HILLSHIRE BRANDS CO          COM              432589109     2745    97540 SH       SOLE                  97540      0    0
D HOME PROPERTIES INC          COM              437306103     5282    86153 SH       SOLE                  86153      0    0
D ISHARES TR                   DJ US REAL EST   464287739    15883   245600 SH  PUT  SOLE                 245600      0    0
D KIMCO RLTY CORP              COM              49446R109     1063    55000 SH       SOLE                  55000      0    0
D KINDER MORGAN ENERGY PARTNER UT LTD PARTNER   494550106     3990    50000 SH       SOLE                  50000      0    0
D KOHLS CORP                   COM              500255104     2579    60000 SH       SOLE                  60000      0    0
D LENNAR CORP                  CL B             526057302     5131   168000 SH       SOLE                 168000      0    0
D LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106    73797   636128 SH       SOLE                 636128      0    0
D M D C HLDGS INC              COM              552676108     1544    42000 SH       SOLE                  42000      0    0
D MACERICH CO                  COM              554382101     3148    54000 SH       SOLE                  54000      0    0
D MARCUS CORP                  COM              566330106     3000   240549 SH       SOLE                 240549      0    0
D MARRIOTT INTL INC NEW        CL A             571903202     3466    93000 SH       SOLE                  93000      0    0
D MCDONALDS CORP               COM              580135101     1764    20000 SH       SOLE                  20000      0    0
D METROPCS COMMUNICATIONS INC  COM              591708102    60056  6041816 SH       SOLE                6041816      0    0
D METROPCS COMMUNICATIONS INC  COM              591708102    20874  2100000 SH  PUT  SOLE                2100000      0    0
D MID-AMER APT CMNTYS INC      COM              59522J103     6799   105000 SH       SOLE                 105000      0    0
D NAVISTAR INTL CORP NEW       COM              63934E108     7620   350000 SH  CALL SOLE                 350000      0    0
D NAVISTAR INTL CORP NEW       COM              63934E108     4354   200000 SH  PUT  SOLE                 200000      0    0
D NEXEN INC                    COM              65334H102    71225  2643844 SH       SOLE                2643844      0    0
D NEXEN INC                    COM              65334H102     2694   100000 SH  PUT  SOLE                 100000      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
D NVR INC                      COM              62944T105     3335     3625 SH       SOLE                   3625      0    0
D NYSE EURONEXT                COM              629491101    15784   500456 SH       SOLE                 500456      0    0
D PLAINS EXPL& PRODTN CO       COM              726505100    20318   432854 SH       SOLE                 432854      0    0
D PUBLIC STORAGE               COM              74460D109     8988    62000 SH       SOLE                  62000      0    0
D REALOGY HOLDINGS CORP        COM              75605Y106    66253  1578968 SH       SOLE                1578968      0    0
D SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0  80517QAA8      847  5000000 PRN      SOLE                5000000      0    0
D SAVIENT PHARMACEUTICALS INC  COM              80517Q100     1095  1042436 SH       SOLE                1042436      0    0
D SHAW GROUP INC               COM              820280105    52790  1132584 SH       SOLE                1132584      0    0
D SPDR S&P 500 ETF TR          TR UNIT          78462F103     3418    24000 SH       SOLE                  24000      0    0
D SPDR S&P 500 ETF TR          TR UNIT          78462F103    17089   120000 SH  PUT  SOLE                 120000      0    0
D SPIRIT RLTY CAP INC          COM              84860F109    36508  2053316 SH       SOLE                2053316      0    0
D SPRINT NEXTEL CORP           COM SER 1        852061100      556    98100 SH  CALL SOLE                  98100      0    0
D STARWOOD HOTELS&RESORTS WRLD COM              85590A401     2352    41000 SH       SOLE                  41000      0    0
D SYMANTEC CORP                COM              871503108    24482  1300858 SH       SOLE                1300858      0    0
D SYMANTEC CORP                COM              871503108     3724   197900 SH  CALL SOLE                 197900      0    0
D TANGER FACTORY OUTLET CTRS I COM              875465106     3044    89000 SH       SOLE                  89000      0    0
D TAUBMAN CTRS INC             COM              876664103     2362    30000 SH       SOLE                  30000      0    0
D TOLL BROTHERS INC            COM              889478103     1520    47000 SH       SOLE                  47000      0    0
D VENTAS INC                   COM              92276F100     5954    92000 SH       SOLE                  92000      0    0
D VERINT SYS INC               COM              92343X100    19901   677830 SH       SOLE                 677830      0    0
D VISTEON CORP                 COM NEW          92839U206    19500   362325 SH       SOLE                 362325      0    0
D VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209     6921   274738 SH       SOLE                 274738      0    0
D WAL-MART STORES INC          COM              931142103     1501    22000 SH       SOLE                  22000      0    0
D YAHOO INC                    COM              984332106   105592  5306120 SH       SOLE                5306120      0    0
D YAHOO INC                    COM              984332106    34825  1750000 SH  PUT  SOLE                1750000      0    0